Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	$ 108	$ 114
Cash at bank	130	202
Short-term bank deposits	552	362
Cash and cash equivalents	$ 790	$ 678	$ 861	$ 2,471